EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share
Basic earnings (loss) per share is calculated by dividing the net income (loss) for the period attributable to shareholders of the Company by the weighted average number of shares outstanding during the period. Diluted earnings per share is calculated by dividing the net income (loss) for the period attributable to shareholders of the Company by the weighted average number of shares outstanding after adjusting for the impact of all share options and RSUs with a dilutive effect. The Company uses the treasury stock method to calculate the dilutive effect of outstanding equity awards for diluted earnings (loss) per share.
The following table presents basic and diluted earnings (loss) per share for the three and six months ended June 30, 2023 and June 30, 2022:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022

	(U.S. Dollars and shares in thousands, except per share amounts)		(U.S. Dollars and shares in thousands, except per share amounts)
Income from continuing operations	$63,745	$59,600	$98,734	$88,239
Less: Net income attributable to noncontrolling interests	(10,032)	(7,133)	(16,356)	(11,936)
Income from continuing operations attributable to Dole plc	53,713	52,467	82,378	76,303
Loss from discontinued operations, net of income taxes	(11,438)	(11,195)	(25,944)	(36,425)
Net income attributable to Dole plc	$42,275	$41,272	$56,434	$39,878

Weighted average number of shares outstanding:
Weighted average number of shares – basic	94,909	94,878	94,904	94,878
Effect of share awards with a dilutive effect	203	35	164	33
Weighted average number of shares – diluted	95,112	94,913	95,068	94,911

Income (loss) per share:
Basic:
Continuing operations	$0.57	$0.55	$0.86	$0.80
Discontinued operations	(0.12)	(0.12)	(0.27)	(0.38)
Net income per share attributable to Dole plc	$0.45	$0.43	$0.59	$0.42
Diluted:
Continuing operations	$0.56	$0.55	$0.86	$0.80
Discontinued operations	(0.12)	(0.12)	(0.27)	(0.38)
Net income per share attributable to Dole plc	$0.44	$0.43	$0.59	$0.42
The average market value of the Company’s shares used for the purpose of calculating the dilutive effect of share options and RSUs with a market condition is based on quoted market prices for the period during which the awards were outstanding during the three and six months ended June 30, 2023 and June 30, 2022. The calculation of diluted earnings per share for the three and six months ended June 30, 2023 and June 30, 2022 does not include the effect of certain awards, because to do so would be antidilutive.